16A. Stock options (Tables)	12 Months Ended
Dec. 31, 2013
A. Stock Options Tables
Schedule stock option activity
	2013		2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	-	-	36,255	3.36	46,182	3.36
Granted	-	-	-	-	-	-
Cancelled/Expired	-	-	(36,255)	(3.36)	(9,927)	(3.47)
Exercised	-	-	-	-	-	-
	─────	─────	─────	─────	─────	─────
Outstanding, end of year	-	-	-	-	36,255	3.36
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Exercisable, end of year	-	-	-	-	36,255	3.36
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